Fair Value Measurement (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of fair value measurement [abstract]
Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis

The following table presents the fair values and fair value hierarchy of the Company’s financial instruments that are carried at fair value on recurring basis in the consolidated statements of financial position:

			Fair value
	Level	Measurement	September 30, 2025	September 30, 2024
Other assets
Senior Note - embedded derivative	3	FVtPL	22,796	32,609
Other current assets
Currency derivative	2	FVtPL	16,851	8,104
Other financial liabilities
Currency derivative	2	FVtPL	347	625

Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings and Tax Receivable Liability Carried at Amortized Cost

The following table presents the fair value and fair value hierarchy of the Company’s loans and borrowings carried at amortized cost:

(EUR in thousands)	Level	Nominal value	Carrying value	Fair value
September 30, 2025
EUR Term Loan	2	375,000	375,112	387,500
USD Term Loan	2	103,731	103,677	107,246
Vendor Loan	2	217,408	221,391	230,176
Senior Notes	2	428,500	444,963	450,961

September 30, 2024
EUR Term Loan	2	375,000	375,905	396,560
USD Term Loan	2	160,772	159,870	169,363
Vendor Loan	2	208,305	212,121	216,322
Senior Notes	2	428,500	446,739	449,533

The following table presents the fair value and fair value hierarchy of the Company's Tax receivable agreement liability carried at amortized cost:

	Level	Carrying value	Fair value
September 30, 2025
Tax receivable agreement liability	3	356,764	370,080

September 30, 2024
Tax receivable agreement liability	3	359,890	382,619